Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Based Compensation [Abstract]
Stock Based Compensation

13. Stock Based Compensation

The Company’s authorized capital stock consists of 100.0 million shares of common stock, $0.01 par value per share and 50.0 million shares of preferred stock, $0.01 par value. As of September 30, 2014 and December 31, 2013, there were 21.1 million and 17.1 million shares of common stock issued and outstanding, exclusive of the restricted common stock issued, respectively. The Company also has reserved a total of 1.8 million shares of common stock for issuance under our First Amended & Restated 2013 Long-Term Incentive Plan, including outstanding awards. During the three months ended September 30, 2014, the Company issued 53 thousand shares of restricted common stock awards with a grant date fair value of $21.13 per share.

As of September 30, 2014, 0.4 million shares of restricted common stock were unvested, and $6.7 million of unrecognized compensation costs is expected to be recognized over a weighted average period of 2.4 years.

During the three and nine months ended September 30, 2014 and 2013, the Company recognized stock-based compensation expense of $0.7 million, $1.5 million, $0.3 million and $0.4 million, respectively, which is included in selling, general, and administrative on the consolidated statement of operations.

16. Stock-Based Compensation

The Company’s authorized capital stock consists of 100.0 million shares of common stock, $0.01 par value per share and 50.0 million shares of preferred stock, $0.01 par value.  As of December 31, 2013, the Company had 17.1 million shares of common stock issued and outstanding, exclusive of the restricted common stock issued.  The Company also has reserved 0.4 million shares of common stock for stock award issuances and 0.6 million shares of common stock for future stock option issuances.  During the year ended December 31, 2013, the Company issued 0.2 million shares of restricted common stock at a weighted average fair value of $19.57, which vest over three years, none of which were vested as of December 31, 2013.

As of December 31, 2013, 0.2 million shares of restricted stock were unvested, and $2.8 million of unrecognized compensation costs is expected to be recognized over a weighted average period of 2.4 years.

During the year ended December 31, 2013, the Company recognized stock-based compensation expense of $0.7 million, which is included in selling, general, and administrative on the consolidated statement of operations.